Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-38347
Entity Registrant Name	NINE ENERGY SERVICE, INC.
Entity Central Index Key	0001532286
Entity Tax Identification Number	80-0759121
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2001 Kirby Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	281
Local Phone Number	730-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NINE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false